Employee deferred compensation (Tables)	12 Months Ended
Dec. 31, 2019
Share-based compensation disclosures
Deferred compensation expense
Deferred compensation expense
in	2019	2018	2017
Deferred compensation expense (CHF million)
Share awards	574	500	511
Performance share awards	423	371	342
Contingent Capital Awards	298	149	277
Contingent Capital share awards	(1)	1	17
Capital Opportunity Facility awards	8	12	14
2008 Partner Asset Facility awards [1]	–	–	7
Deferred cash awards	370	215	310
Retention awards	22	54	115
Total deferred compensation expense	1,694	1,302	1,593

Total shares delivered (million)
Total shares delivered	40.1	45.0	41.2
Prior periods have been reclassified to conform to the current presentation
1 Compensation expense mainly includes the change in the underlying fair value of the indexed assets during the period.

Additional information
Estimated unrecognized deferred compensation
end of	2019
Estimated unrecognized compensation expense (CHF million)
Share awards	464
Performance share awards	185
Contingent Capital Awards	158
Deferred cash awards	162
Retention awards	48
Total	1,017

Aggregate remaining weighted-average requisite service period (years)
Aggregate remaining weighted-average requisite service period	1.3
Does not include the estimated unrecognized compensation expense relating to grants made in 2020 for 2019.

Contingent Capital Awards (CCA)
Share-based compensation disclosures
Schedule of Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Grant Date Intrinsic Value [Table Text Block]	Contingent Capital Awards granted for previous years
For compensation year	2019	2018	2017

CCA awarded (CHF million)	257	289	233

Stock compensation plan | Share awards
Share-based compensation disclosures
Share-based award activities
Share award activities
	2019		2018		2017
	Number of share awards in million	Weighted- average grant-date fair value in CHF	Number of share awards in million	Weighted- average grant-date fair value in CHF	Number of share awards in million		Weighted- average grant-date fair value in CHF
Share awards
Balance at beginning of period	77.1	16.23	79.9	15.77	70.8		18.78
Granted	65.0	11.69	40.5	16.97	51.5	[1]	14.54
Settled	(35.2)	16.20	(39.0)	16.02	(36.8)		19.75
Forfeited	(5.0)	13.93	(4.3)	16.33	(5.6)	[2]	16.47
Balance at end of period	101.9	13.45	77.1	16.23	79.9		15.77
of which vested	10.9	–	8.4	–	7.8		–
of which unvested	91.0	–	68.7	–	72.1		–
1
Includes an adjustment for share awards granted in the second quarter of 2017 to compensate for the proportionate dilution of Group shares resulting from the rights offering approved on May 18, 2017. The number of deferred share-based awards held by each individual was increased by 3.64%. The terms and conditions of the adjusted shares were the same as the existing share-based awards, thereby ensuring that holders of the awards were neither advantaged nor disadvantaged by the additional shares granted.

2 Includes the transfer of the share-based awards of Neue Aargauer Bank AG, BANK-now AG and Swisscard AECS GmbH.

Schedule of Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Grant Date Intrinsic Value [Table Text Block]	Share awards granted for previous years
For compensation year	2019	2018	2017
Shares awarded (million)	55.9	54.0	33.1
Value of shares awarded (CHF million)	604	620	596

Stock compensation plan | Contingent Capital share awards
Share-based compensation disclosures
Share-based award activities
Contingent Capital share award activities
	2019	2018	2017
Contingent Capital share awards
Balance at beginning of period	2.7	7.5	12.8
Granted	0.0	0.0	0.3	[1]
Settled	(2.6)	(4.6)	(4.9)
Forfeited	0.0	(0.2)	(0.7)	[2]
Balance at end of period	0.1	2.7	7.5
of which vested	0.0	0.7	1.3
of which unvested	0.1	2.0	6.2
1
Includes an adjustment for Contingent Capital share awards granted in the second quarter of 2017 to compensate for the proportionate dilution of Group shares resulting from the rights offering approved on May 18, 2017. The number of deferred share-based awards held by each individual was increased by 3.64%. The terms and conditions of the adjusted shares were the same as the existing share-based awards, thereby ensuring that holders of the awards were neither advantaged nor disadvantaged by the additional Contingent Capital shares granted.

2 Includes the transfer of the share-based awards of Neue Aargauer Bank AG, BANK-now AG and Swisscard AECS GmbH.

Stock compensation plan | Phantom and Blocked Shares [Member]
Share-based compensation disclosures
Schedule of Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Grant Date Intrinsic Value [Table Text Block]	Blocked share awards granted for previous years
For compensation year	2019	2018	2017
Blocked shares awarded (million)	2.8	2.7	1.9
Value of shares awarded (CHF million)	32	31	35

Performance shares | Performance share awards
Share-based compensation disclosures
Share-based award activities
Performance share award activities
	2019		2018		2017
	Number of performance share awards in million	Weighted- average grant-date fair value in CHF	Number of performance share awards in million	Weighted- average grant-date fair value in CHF	Number of performance share awards in million		Weighted- average grant-date fair value in CHF
Performance share awards
Balance at beginning of period	50.0	16.33	52.8	15.88	48.1		19.12
Granted	43.9	11.60	25.6	16.98	31.1	[1]	14.41
Settled	(22.3)	16.51	(25.6)	16.07	(23.6)		20.41
Forfeited	(1.9)	13.58	(2.8)	16.26	(2.8)	[2]	16.37
Balance at end of period	69.7	13.37	50.0	16.33	52.8		15.88
of which vested	6.4	–	5.2	–	6.6		–
of which unvested	63.3	–	44.8	–	46.2		–
1
Includes an adjustment for performance share awards granted in the second quarter of 2017 to compensate for the proportionate dilution of Group shares resulting from the rights offering approved on May 18, 2017. The number of deferred share-based awards held by each individual was increased by 3.64%. The terms and conditions of the adjusted shares were the same as the existing share-based awards, thereby ensuring that holders of the awards were neither advantaged nor disadvantaged by the additional performance shares granted.

2 Includes the transfer of the share-based awards of Neue Aargauer Bank AG, BANK-now AG and Swisscard AECS GmbH.

Schedule of Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Grant Date Intrinsic Value [Table Text Block]
Performance share awards granted for previous years
For compensation year	2019	2018	2017
Performance shares awarded (million)	48.7	44.6	25.6
Value of performance shares awarded (CHF million)	531	515	462